CONSOLIDATED STATEMENTS OF OPERATING RESULTS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Revenues	$ 4,652	$ 3,535	$ 2,115
Direct operating costs	(2,208)	(1,509)	(1,063)
General and administrative expenses	(223)	(239)	(166)
Depreciation and amortization expense	(801)	(671)	(447)
Profit (loss) from operating activities	1,420	1,116	439
Interest expense	(555)	(428)	(392)
Share of (losses) earnings from investments in associates and joint ventures	(13)	118	248
Mark-to-market on hedging items	137	(66)	74
Gain (loss) on disposition of business	338	0	0
Other income	(157)	7	174
Income before income tax	1,170	747	543
Income tax (expense) recovery
Current	(318)	(106)	(33)
Deferred	(46)	(67)	18
Net income	806	574	528	[1]
Attributable to:
Limited partners	192	11	285
General partner	137	113	84
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield	81	1	118
Non-controlling Interest In Net Income (Loss), Exchange LP Units	0	0	0
Interest of others in operating subsidiaries	$ 396	$ 449	$ 41
Basic and diluted earnings (loss) per unit attributable to:
Limited partners	$ 0.59	$ (0.04)	$ 1.13

[1]	Certain net income allocations have been reclassified to provide comparability with the current year consolidated statements of partnership capital.